Prepaid expenses (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Prepaid expense and other assets	$ 102,895	$ 71,248
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Prepaid rent	$ 1,604	$ 8,519